Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
We grant equity awards, including restricted stock units, to our non-employee
directors, officers, and certain of our employees on an annual basis. We may also grant equity awards to individuals upon hire or promotion or for retention purposes. We currently do not grant stock options, stock appreciation rights, or similar option-like instruments, and only grant restricted stock units. During the last fiscal year, neither our Board nor our Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We grant equity awards, including restricted stock units, to our non-employee directors, officers, and certain of our employees on an annual basis.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true